RELATED PARTY TRANSACTIONS (Schedule of amounts due from and to related parties, excluding direct financing lease balances) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Amounts due from and to related parties [Abstract]
Due from related parties	$ 6,584		$ 8,557
Allowance for expected credit losses	(3,206)		(6,988)
Loans to related parties - associated companies, long-term	45,000		45,000
Due to related parties	1,246		1,295
Hemen
Amounts due from and to related parties [Abstract]
Ownership percentage		1.00%
Disposal group, disposed of by sale, not discontinued operations | River Box Holding Inc. ("River Box")
Amounts due from and to related parties [Abstract]
Subsidiary, percentage ownership sold (in percentage)				50.10%
River Box Holding Inc. ("River Box")
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term	45,000		45,000
Equity method investment, ownership percentage				49.90%
Frontline
Amounts due from and to related parties [Abstract]
Due from related parties	5,110		3,633
Due to related parties	0		2
Seadrill
Amounts due from and to related parties [Abstract]
Due from related parties	0		3,643
Seatankers
Amounts due from and to related parties [Abstract]
Due from related parties	0		77
Due to related parties	51		0
Golden Ocean
Amounts due from and to related parties [Abstract]
Due from related parties	1,510		4,453
Due to related parties	85		36
River Box Holding Inc. ("River Box")
Amounts due from and to related parties [Abstract]
Due from related parties	8		5
Other related parties
Amounts due from and to related parties [Abstract]
Due from related parties	1		1
Due to related parties	37		5
Allowance for expected credit losses
Amounts due from and to related parties [Abstract]
Allowance for expected credit losses	(45)		(3,255)
Frontline Shipping
Amounts due from and to related parties [Abstract]
Due to related parties	$ 1,073		$ 1,252